Accounts Receivable (Tables)	6 Months Ended
Mar. 31, 2025
Accounts Receivable [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net consist of the following:

	September 30, 2024	March 31, 2025
	RMB	RMB
Accounts receivable	36,467	21,738
Less: Allowance for credit losses	191	40
Total accounts receivable, net	36,276	21,698

Schedule of Movements of Allowance for Credit Losses	Movements of allowance for credit losses are as follows:
	September 30, 2024	March 31, 2025
	RMB	RMB
Opening balance	277	191
Write offs	(86)	(151)
Ending balance	191	40